Financial assets at fair value through the income statement (Tables) - Financial assets at fair value through the income statement [member]	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets designated at fair value
	Designated at fair value		Mandatorily at fair value		Total
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
Loans and advances	4,900	5,267	17,792	14,257	22,692	19,524
Debt securities	3,995	3,855	1,254	667	5,249	4,522
Equity securities	-	-	7,495	6,019	7,495	6,019
Reverse repurchase agreements and other similar secured lending	40	106	96,847	118,935	96,887	119,041
Other financial assets	-	-	763	542	763	542
Financial assets at fair value through the income statement	8,935	9,228	124,151	140,420	133,086	149,648

Credit risk of loans and advances designated at fair value and related credit derivatives

Credit risk of financial assets designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities and reverse repurchase agreements and other similar secured lending designated at FV as they have minimal exposure to credit risk. Reverse repurchase agreements are collateralised and debt securities are primarily relating to high quality sovereigns

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk[a]	4,900	5,267	4	4	(26)	(35)

Note

a The value mitigated by related credit derivatives was £nil (2018: £nil).